Employee Retirement Plans	12 Months Ended
Dec. 31, 2011
Employee Retirement Plans [Abstract]
Employee Retirement Plans Disclosure [Text Block]
Employee Retirement Plans
The Company maintains retirement plans in Canada, the U.K., the U.S. and MCI. Depending on the benefit program, we provide either defined benefit or defined contribution plans to our employees in Canada and the U.K. Each plan is managed locally and in accordance with respective local laws and regulations. All retirement plans for MCBC employees in the United States are defined contribution pension plans. MillerCoors, BRI and BDL maintain defined benefit pension plans as well; however, those plans are excluded from this disclosure as they are equity method investments and not consolidated.
Defined Benefit Plans
Net Periodic Pension Cost
The following represents our net periodic pension cost:

	For the year ended December 31, 2011
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$18.8	$—	$—	—	$18.8
Interest cost on projected benefit obligation	72.4	—	108.1	—	180.5
Expected return on plan assets	(73.9)	—	(125.5)	—	(199.4)
Amortization of prior service cost	0.8	—	—	—	0.8
Amortization of net actuarial loss	9.4	—	10.8	—	20.2
Less expected participant contributions	(1.6)	—	—	—	(1.6)
Net periodic pension cost (benefit)	$25.9	$—	$(6.6)	$—	$19.3

	For the year ended December 25, 2010
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$17.4	$—	$—	$—	$17.4
Interest cost on projected benefit obligation	71.8	0.4	116.1	—	188.3
Expected return on plan assets	(70.1)	—	(109.8)	—	(179.9)
Amortization of prior service cost	0.8	(0.1)	—	—	0.7
Amortization of net actuarial loss	1.3	—	12.3	—	13.6
Curtailment loss	1.8	—	—	—	1.8
Less expected participant and National Insurance contributions	(2.0)	—	—	—	(2.0)
Net periodic pension cost (benefit)	$21.0	$0.3	$18.6	$—	$39.9

	For the year ended December 26, 2009
	Canada plans	U.S. plan	U.K. plan	MCI plan	Consolidated
	(In millions)
Components of net periodic pension cost (benefit):
Service cost—benefits earned during the year	$15.0	$—	$4.6	—	$19.6
Interest cost on projected benefit obligation	69.5	0.4	107.6	—	177.5
Expected return on plan assets	(68.3)	—	(122.3)	—	(190.6)
Amortization of prior service cost	0.7	—	—	—	0.7
Amortization of net actuarial loss	0.1	0.4	—	—	0.5
Special termination benefits	5.3	—	—	—	5.3
Less expected participant and National Insurance contributions	(1.9)	—	(0.5)	—	(2.4)
Net periodic pension cost	$20.4	$0.8	$(10.6)	$—	$10.6
Changes in Funded Status:
The changes in the projected benefit obligation, plan assets and the funded status of the pension plans are as follows:

	As of December 31, 2011
	Underfunded					Overfunded
	Canada plans	U.S. plan	U.K. plan	MCI plan	Total	Canada plans	Consolidated
	(In millions)
Change in projected benefit obligation:
Prior year projected benefit obligation	$777.4	$7.8	$2,000.9	—	$2,786.1	$584.9	$3,371.0
Changes in current year (Underfunded)/Overfunded position	235.6	—	—	—	235.6	(235.6)	—
Service cost, net of expected employee contributions	14.7	—	—	—	14.7	2.6	17.3
Interest cost	54.8	—	108.1	—	162.9	17.6	180.5
Actual employee contributions	1.5	—	—	—	1.5	—	1.5
Actuarial loss (gain)	98.8	—	118.6	1.5	218.9	24.4	243.3
Benefits paid	(62.3)	—	(99.1)	—	(161.4)	(30.4)	(191.8)
Adjustment due to change in historical accounting	—	(7.8)	—	2.0	(5.8)	—	(5.8)
Foreign currency exchange rate change	(16.4)	—	8.9	0.3	(7.2)	(4.9)	(12.1)
Projected benefit obligation at end of year	$1,104.1	$—	$2,137.4	$3.8	$3,245.3	$358.6	$3,603.9
Actuarial present value of accumulated benefit obligation	$1,103.0	$—	$2,137.5	$3.1	$3,243.6	$357.7	$3,601.3
Change in plan assets:
Prior year fair value of assets	$642.9	$—	$1,821.1	—	$2,464.0	$656.8	$3,120.8
Changes in current year (Underfunded)/Overfunded position	242.0	—	—	—	242.0	(242.0)	—
Actual return on plan assets	45.0	—	111.9	—	156.9	50.2	207.1
Employer contributions	9.0	—	—	—	9.0	4.3	13.3
Actual employee contributions	1.5	—	—	—	1.5	—	1.5
Benefits and plan expenses paid	(62.3)	—	(105.5)	—	(167.8)	(30.4)	(198.2)
Foreign currency exchange rate change	(11.0)	—	11.5	—	0.5	(6.1)	(5.6)
Fair value of plan assets at end of year	$867.1	$—	$1,839.0	—	$2,706.1	$432.8	$3,138.9
Funded status:
Projected benefit obligation at end of year	$(1,104.1)	$—	$(2,137.4)	$(3.8)	$(3,245.3)	$(358.6)	$(3,603.9)
Fair value of plan assets at end of year	867.1	—	1,839.0	—	2,706.1	432.8	3,138.9
Funded status—(Underfunded)/Overfunded	(237.0)	—	(298.4)	(3.8)	(539.2)	74.2	(465.0)
Less: noncontrolling interests	—	—	—	—	—	—	—
Funded status after noncontrolling interests—(Underfunded)/Overfunded	$(237.0)	$—	$(298.4)	$(3.8)	$(539.2)	$74.2	$(465.0)
Amounts recognized in the Consolidated Balance Sheet:
Other assets	$—	$—	$—	$—	$—	$74.2	$74.2
Accrued expenses and other liabilities	(1.9)	—	—	(0.5)	(2.4)	—	(2.4)
Pension and postretirement benefits	(235.1)	—	(298.4)	(3.3)	(536.8)	—	(536.8)
Net amounts recognized	$(237.0)	$—	$(298.4)	(3.8)	$(539.2)	$74.2	$(465.0)
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial loss (gain)	$295.9	$—	$731.2	$1.6	$1,028.7	$(29.4)	$999.3
Net prior service cost	3.7	—	—	—	3.7	—	3.7
Total not yet recognized	$299.6	$—	$731.2	$1.6	$1,032.4	$(29.4)	$1,003.0

Changes in plan assets and benefit obligations recognized in other comprehensive loss, pre-tax were as follows:

	Canada plans	U.S. plan	U.K. plan	MCI plan	Total
	(In millions)
Accumulated other comprehensive loss as of December 26, 2009	$175.4	$0.2	$740.9	$—	$916.5
Amortization of prior service costs	(0.8)	—	—	—	(0.8)
Amortization of net actuarial loss	(1.3)	—	(12.3)	—	(13.6)
Current year actuarial loss	6.0	—	(118.6)	—	(112.6)
Foreign currency exchange rate change	(2.0)	—	(1.2)	—	(3.2)
Accumulated other comprehensive loss as of December 25, 2010	$177.3	$0.2	$608.8	$—	$786.3
Amortization of prior service costs	(0.8)	—	—	—	(0.8)
Amortization of net actuarial loss	(9.4)	—	(10.8)	—	(20.2)
Current year actuarial loss (gain)	103.3	—	128.5	1.5	233.3
Adjustment due to change in historical accounting	—	(0.2)	—	—	(0.2)
Foreign currency exchange rate change	(0.2)	—	4.7	0.1	4.6
Accumulated other comprehensive loss as of December 31, 2011	$270.2	$—	$731.2	$1.6	$1,003.0

Amortization Amounts Expected to be Recognized in Net Periodic Pension Cost During Fiscal Year 2012 , pre-tax:

Amount
(In millions)
Amortization of net prior service cost	$0.8
Amortization of actuarial net loss	$38.5

	As of December 25, 2010
	Underfunded				Overfunded
	Canada plans	U.S. plan	U.K. plan	Total	Canada plans	Consolidated
	(In millions)
Change in projected benefit obligation:
Prior year projected benefit obligation	$904.5	$7.4	$2,153.4	$3,065.3	$343.5	$3,408.8
Changes in current year (Underfunded)/Overfunded position	(209.7)	—	—	(209.7)	209.7	—
Service cost, net of expected employee contributions	9.8	—	—	9.8	5.8	15.6
Interest cost	40.7	0.4	116.1	157.2	31.0	188.2
Actual employee contributions	1.9	—	—	1.9	—	1.9
Special termination benefits	—	—	—	—	1.8	1.8
Actuarial loss (gain)	42.8	—	(94.2)	(51.4)	11.6	(39.8)
Benefits paid	(42.5)	—	(104.1)	(146.6)	(41.5)	(188.1)
Foreign currency exchange rate change	29.9	—	(70.3)	(40.4)	23.0	(17.4)
Projected benefit obligation at end of year	$777.4	$7.8	$2,000.9	$2,786.1	$584.9	$3,371.0
Actuarial present value of accumulated benefit obligation	$776.7	$7.8	$2,000.9	$2,785.4	$583.1	$3,368.5
Change in plan assets:
Prior year fair value of assets	$748.6	$—	$1,645.6	$2,394.2	$388.5	$2,782.7
Changes in current year (Underfunded)/Overfunded position	(205.3)	—	—	(205.3)	205.3	—
Actual return on plan assets	56.9	—	140.2	197.1	53.8	250.9
Employer contributions	60.1	—	198.9	259.0	25.4	284.4
Actual employee contributions	1.9	—	—	1.9	—	1.9
Benefits and plan expenses paid	(42.5)	—	(107.2)	(149.7)	(41.5)	(191.2)
Foreign currency exchange rate change	23.2	—	(56.4)	(33.2)	25.3	(7.9)
Fair value of plan assets at end of year	$642.9	$—	$1,821.1	$2,464.0	$656.8	$3,120.8
Funded status:
Projected benefit obligation at end of year	$(777.4)	$(7.8)	$(2,000.9)	$(2,786.1)	$(584.9)	$(3,371.0)
Fair value of plan assets at end of year	642.9	—	1,821.1	2,464.0	656.8	3,120.8
Funded status—(Underfunded)/Overfunded	(134.5)	(7.8)	(179.8)	(322.1)	71.9	(250.2)
Less: noncontrolling interests	—	—	—	—	—	—
Funded status after noncontrolling interests—(Underfunded)/Overfunded	$(134.5)	$(7.8)	$(179.8)	$(322.1)	$71.9	$(250.2)
Amounts recognized in the Consolidated Balance Sheet:
Other assets	$—	$—	$—	$—	$71.9	$71.9
Accrued expenses and other liabilities	(1.6)	—	—	(1.6)	—	(1.6)
Pension and postretirement benefits	(132.9)	(7.8)	(179.8)	(320.5)	—	(320.5)
Net amounts recognized	$(134.5)	$(7.8)	$(179.8)	$(322.1)	$71.9	$(250.2)
Amounts in Accumulated Other Comprehensive Loss (Income) not yet recognized as components of net periodic pension cost or (benefit), pre-tax:
Net actuarial loss (gain)	$149.2	$0.4	$608.8	$758.4	$23.9	$782.3
Net prior service cost	0.7	(0.2)	—	0.5	3.5	4.0
Total not yet recognized	$149.9	$0.2	$608.8	$758.9	$27.4	$786.3

Pension expense is actuarially calculated annually based on data available at the beginning of each year. Assumptions used in the calculation include the settlement discount rate selected and disclosed at the end of the previous year as well as other assumptions detailed in the table below.

	For the years ended
	December 31, 2011				December 25, 2010
	Canada plans	U.S. plan	U.K. plan	MCI plan	Canada plans	U.S. plan	U.K. plan	MCI plan
Weighted average assumptions:
Settlement discount rate(1)	4.56%	N/A	4.65%	1.30%	5.28%	3.60%	5.35%	N/A
Rate of compensation increase(2)	2.50%	N/A	N/A	2.00%	3.00%	N/A	N/A	N/A
Expected return on plan assets	4.62%	N/A	6.25%	N/A	5.50%	N/A	6.65%	N/A

(1)	Rate utilized at year-end for the following year's pension expense and related balance sheet amounts at current year- end.

(2)	U.K. plan was closed to future accrual during 2009.
Investment Strategy
The obligations of our defined benefit plans are supported by assets held in trust for the payment of future benefits. The Company is obligated to adequately fund these asset trusts. The underlying investments within our defined benefit plans include: cash and short term instruments, debt securities, equity securities, investment funds, real estate and other investments including hedge fund of funds. Relative allocations reflect the demographics of the respective plans.
We use a liability driven investment strategy in managing all of our defined benefits. For all of our defined benefit plan assets we have the following primary investment objectives:

(1)	optimize the long-term return on plan assets at an acceptable level of risk;

(2)	maintain a broad diversification across asset classes and among investment managers;

(3)	manage the risk level within each asset class and in relation to the plans' liabilities
Each plan's respective allocation targets promote optimal expected return and volatility characteristics given a focus on a long-term time horizon for fulfilling the plans' obligations. All assets are managed by external investment managers with a mandate to either match or outperform their benchmark. We use different asset managers in the U.K. and Canada.
Our investment strategies for our defined benefit plans also consider the funding status for each plan. For defined benefit plans that are highly funded, assets are invested primarily in fixed income holdings that have a similar duration to the associated liabilities. For plans with lower funding levels, the fixed income component is managed in a similar manner to the highly funded plans. In addition to this liability-matching fixed income allocation, these plans also contain exposure to return generating assets including: equities, real estate, debt, and other investments held with the goal of producing higher returns, which may also have a higher risk profile. These investments are diversified by investing globally with limitations placed on issuer concentration.
For both our U.K. and Canadian plans, we hedge a portion of our foreign exchange exposure between plan assets which are not denominated in the local plan currency and the local currency as our Canadian and U.K. pension liabilities will be settled in CAD and GBP, respectively.
Target Allocations
The following compares target asset allocation percentages with actual asset allocations at December 31, 2011:

	Canada plans assets		U.K. plan assets
	Target allocations	Actual allocations	Target allocations	Actual allocations
Equities	33.4%	31.5%	30.0%	26.6%
Fixed income	66.6%	67.8%	40.0%	46.1%
Hedge funds	0.0%	0.0%	16.0%	17.4%
Real estate	0.0%	0.0%	7.0%	4.6%
Other	0.0%	0.7%	7.0%	5.3%

Long Term Expected Return on Assets Assumption:
We develop our long term expected return on assets (EROA) assumptions annually with input from independent investment specialists including our actuaries, investment consultants and other specialists. Each EROA assumption is based on historical data, including historical returns, historical market rates and is calculated for each plan's individual asset class. The calculation includes inputs for interest, inflation, credit, and risk premium (active investment management) rates and fees paid to service providers.
We consider our EROA to be a significant management estimate. Any material changes in the inputs to our methodology used in calculating our EROA could have a significant impact on our reported defined benefit plans' expense.
Significant Concentration Risks:
We periodically evaluate our defined benefit plan assets for concentration risks. As of period end, we did not have any individual asset positions that comprised greater than 10% of each plan's overall assets. However, we currently have significant plan assets invested in U.K., U.S. and Canadian government fixed income holdings. A provisional credit rating downgrade for any of these governments, could impact the asset values in a negative manner.
Further, as both our U.K. and Canadian plans maintain exposure to non-government investments, a significant system-wide increase in credit spreads would also negatively impact the reported plan asset values. In general, equity and fixed income risks have been mitigated by company-specific concentration limits and by utilizing multiple equity managers. We do have significant amounts of assets invested with individual fixed income and hedge fund managers and so we use outside investment consultants to aid in the oversight of these managers and fund performance.
Valuation Techniques
We use a variety of industry accepted valuation techniques to value our plan assets. The techniques vary depending upon instrument type. Whenever possible, we prioritize the use of observable market data in our valuation processes. We use market, income and cost approaches to value our plan assets as of period end. See Note 1 "Basis of Presentation and Summary of Significant Accounting Policies" for additional information on our fair value methodologies and accounting policies. We have not changed our fair value techniques used to value plan assets this year.
Major Categories of Plan Assets
As of December 31, 2011, our major categories of plan assets included the following:

•
Cash and Short Term Instruments—Includes cash, trades awaiting settlement, bank deposits, short term bills and short term notes. Our "trades awaiting settlement" category includes payables and receivables associated with asset purchases and sales that are awaiting final cash settlement as of year-end due to the use of trade date accounting for our pension plans assets. These payables normally settle within a few business days of the purchase or sale of the respective asset. The respective assets are included in or removed from our year end plan assets and categorized in their respective asset categories in the fair value hierarchy below. We include these items in level 1 of this hierarchy, as the values are derived from quoted prices in active markets. Short term instruments are included in level 2 of the fair value hierarchy as these are highly liquid instruments that are valued using observable inputs but their asset values are not publicly quoted.

•
Debt Securities—Includes various government and corporate fixed income securities, interest and inflation-linked assets such as bonds and swaps, collateralized securities, and other debt securities. The majority of the plans' fixed income assets trade on "over the counter" exchanges, which provides observable inputs that are the primary input used to determine each individual investment's fair value. We also use independent pricing vendors as well as matrix pricing techniques. Matrix pricing uses observable data from other similar investments as the primary input to determine the individual security's fair value. Assets included in our collateralized securities include mortgage backed securities and collateralized mortgage obligations, which are considered level 3 due to the use of the significant unobservable inputs used in deriving these assets' fair values.

•
Equities—Includes publicly traded common and other equity-like holdings, primarily publicly traded common stock, including real estate investment trusts, certain comingled funds investing in equities and other fund holdings. Equity assets are well diversified between international and domestic investments. We consider equities quoted on public exchanges as level 1 while other assets that are not quoted on public exchanges but valued using significant observable inputs as level 2 depending on the individual asset's characteristics.

•
Investment Funds—This category includes our debt funds, equity funds, hedge fund of funds, and real estate fund holdings. The market values for these funds are based on the net asset values multiplied by the number of shares owned. For some of our hedge fund of funds we have the ability to liquidate without material delays at their net asset value and have recorded these assets at level 2 as the values were based upon significant observable inputs.

Other hedge fund of funds and real estate funds, where we do not have this flexibility to liquidate the entire portfolio, are considered level 3. This category does not directly hold physical real estate assets. For our real estate funds, these investment managers employ third party appraisers to value each fund's underlying real estate holdings, which include apartments, office space, hotels and industrial holdings. Each property is valued at least once a year but not all assets are valued by the independent appraiser during the same quarter. The highest and best use of each holding is used to determine the value of the holding. The independent appraisers use a combination of comparable sales methods and discounted cash flow techniques to value these holdings.

•
Other—Includes credit default swaps, repurchase agreements, recoverable taxes for taxes paid and awaiting reclaim due to the tax exempt nature of the pension plan, venture capital, and private equity. Repurchase agreements are agreements where our plan has purchased assets using borrowed funds, creating a repurchase agreement liability, to facilitate the trade. The assets associated with the repurchase agreement are included in the respective asset's category in the fair value hierarchy and the repurchase agreement liability is classified as level 1 in the hierarchy as the liability is valued using quoted prices in active markets. We are viewing the asset type as opposed to the investment vehicle in determining the presentation of our asset allocations. We include recoverable tax items in level 1 of this hierarchy, as the values are derived from quoted prices in active markets. Our credit default swaps are included in level 2 as the values were based upon significant observable inputs and our venture capital and private equity are included in level 3 as the values are based upon the use of unobservable inputs.

Fair Value Hierarchy
The following presents our fair value hierarchy for our defined benefit pension plan assets by location.

		Fair value measurements as of December 31, 2011
	Total at December 31, 2011	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Canada
Cash and cash equivalents
Cash	49.4	$49.4	$—	$—
Trades awaiting settlement	1.1	1.1	—	—
Bank deposits, short-term bills and notes	41.7	0.5	41.2	—
Debt

Government securities	699.2	—	699.2	—
Corporate debt securities	97.0	—	97.0	—
Collateralized debt securities	2.6	—	—	2.6
Other debt securities	0.1	—	0.1	—
Equities
Common stock	95.8	95.8	—	—
Other equity securities	2.8	2.8	—	—
Investment funds
Equity funds	309.8	—	309.8	—
Other
Recoverable taxes	—	—	—	—
Venture capital	0.4	—	—	0.4
Total—Canada	1,299.9	149.6	1,147.3	3.0
U.K.
Cash and cash equivalents
Cash	25.6	25.6	—	—
Trades awaiting settlement	(7.5)	(7.5)	—	—
Bank deposits, short-term bills and notes	20.5	—	20.5	—
Debt
Government securities	152.1	—	152.1	—
Corporate debt securities	434.4	—	434.4	—
Interest and inflation linked assets	212.1	—	213.3	(1.2)
Collateralized debt securities	3.2	—	—	3.2
Equities
Common stock	392.5	390.6	—	1.9
Other equity securities	4.8	4.8	—	—
Investment funds
Debt funds	201.8	—	123.6	78.2
Equity funds	79.7	—	79.7	—
Real estate funds	61.9	—	—	61.9
Hedge funds of funds	321.3	—	153.2	168.1
Other
Repurchase agreements	(66.6)	(66.6)	—	—
Credit default swaps	(14.5)	—	(14.5)	—
Private equity	19.8	—	—	19.8
Recoverable taxes	0.5	0.5	—	—
Total—U.K.	1,841.6	347.4	1,162.3	331.9
Total	$3,141.5	$497.0	$2,309.6	$334.9

		Fair value measurements as of December 25, 2010
	Total at December 25, 2010	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Canada
Cash and cash equivalents
Cash	$51.8	$51.8	$—	$—
Trades awaiting settlement	—
Bank deposits, short-term bills and notes	64.0	1.5	62.5	—
Debt
Government securities	658.6	—	658.6	—
Corporate debt securities	93.3	—	93.3	—
Collateralized debt securities	5.0	—	—	5.0
Other debt securities	0.2	—	0.2	—
Equities
Common stock	88.3	88.3	—	—
Other equity securities	2.0	2.0	—	—
Investment funds
Equity funds	335.7	—	335.7	—
Other
Recoverable taxes	0.2	0.2	—	—
Venture capital	0.6	—	—	0.6
Total—Canada	1,299.7	143.8	1,150.3	5.6
U.K.
Cash and cash equivalents
Cash	161.3	161.3	—	—
Trades awaiting settlement	(8.4)	(8.4)	—	—
Bank deposits, short-term bills and notes	34.2	—	34.2	—
Debt
Government securities	75.4	—	75.4	—
Corporate debt securities	371.0	—	369.5	1.5
Interest and inflation linked assets	238.5	—	231.6	6.9
Collateralized debt securities	4.6	—	—	4.6
Equities
Common stock	487.3	487.3	—	—
Other equity securities	10.1	10.1	—	—
Investment funds
Debt funds	139.7	—	139.7	—
Equity funds	85.6	—	85.6	—
Real estate funds	72.7	—	6.9	65.8
Hedge funds of funds	253.2	—	120.2	133.0
Other
Repurchase agreements	(101.5)	(101.5)	—	—
Credit default swaps	(3.2)	—	(3.2)	—
Recoverable taxes	0.6	0.6	—	—
Total—U.K.	1,821.1	549.4	1,059.9	211.8
Total	$3,120.8	$693.2	$2,210.2	$217.4
Fair Value: Level Three Rollforward
The following presents our Level 3 Rollforward for our defined pension plan assets by location.

	Canada	U.K.	Total
Balance at December 26, 2009	$7.0	$211.4	$218.4
Total gain or loss (realized/unrealized):
Realized loss	—	(0.7)	(0.7)
Unrealized (loss)/gain included in AOCI	(0.3)	18.8	18.5
Purchases, issuances, settlements	(1.4)	(8.4)	(9.8)
Transfers in/(out) of Level 3	—	(2.4)	(2.4)
Foreign exchange translation (loss)/gain	0.3	(6.9)	(6.6)
Balance at December 25, 2010	5.6	211.8	217.4
Total gain or loss (realized/unrealized):
Realized loss	—	(7.5)	(7.5)
Unrealized (loss)/gain included in AOCI	(0.2)	(7.0)	(7.2)
Purchases, issuances, settlements	(2.4)	141.1	138.7
Transfers in/(out) of Level 3	—	(4.1)	(4.1)
Foreign exchange translation loss	—	(2.4)	(2.4)
Balance at December 31, 2011	$3.0	$331.9	$334.9

Expected Cash Flows
In 2012, we expect to make contributions to our plans totaling approximately $50 million to $70 million. MillerCoors, BRI and BDL contributions to their respective defined benefit pension plans are excluded here, as they are not consolidated in our financial statements. Plan funding strategies are influenced by employee benefits and tax laws.
Information about expected cash flows, based on foreign exchange rates at December 31, 2011, for the consolidated retirement plans follows:

Expected benefit payments	Amount
(In millions)
2012	$189.4
2013	$194.0
2014	$199.0
2015	$203.5
2016	$207.6
2017-2022	$1,175.7

U.K. Plan Curtailment
The U.K. defined benefit plan was closed to new employees in April 2006, and was closed to all additional service credit effective in April 2009. During October 2008, we announced a plan for the cessation of employee service credit with regard to retirement benefits in the U.K. pension plan. It was subsequently announced in December 2008 that employee service credit would cease with regard to the earning of pension benefits, effective April 4, 2009. This cessation of benefits was a curtailment event. As a result, we recognized a pension gain of $10.4 million in 2009, representing the immediate recognition of previously unamortized prior service benefit. The $6.2 million reduction of the projected benefit obligation as a result of the curtailment was netted against actuarial losses reflected in the plan's remeasurement, and therefore was not recognized as a gain on the income statement.
Defined Contribution Plans
Canadian employees typically participate in the defined contribution portion of the registered pension plans. The employer contributions range from 3% to 8.5% of employee compensation. Our contributions in 2011, 2010 and 2009 were $7.2 million, $6.4 million and $5.1 million, respectively. The investment strategy for defined contribution plans in the U.S, Canada and the U.K. are determined by each individual participant.
During 2011, U.S. employees were eligible to participate in the Molson Coors Savings and Investment Plan, a qualified defined contribution plan, which provides for employer contributions ranging from 5% to 9% of our hourly and salaried employees' compensation (certain employees are also eligible for additional employer contributions). Both employee and employer contributions were made in cash in accordance with participant investment elections. Our contributions in 2011, 2010 and 2009 were $2.6 million, $2.7 million and $2.2 million, respectively.
From April 2006, new employees of the U.K. business were not entitled to join the Company's defined benefit pension plan. Instead these employees were and still are given an opportunity to participate in a defined contribution plan. Company contributions to this plan were $1.0 million, $3.7 million and $2.2 million in 2011, 2010 and 2009, respectively. The majority of the employees in the defined benefit plan closed in 2009 opted to join a new scheme within the existing defined contribution plan. The Company's contributions to this new scheme within the existing defined contribution plan were $17.0 million, $11.0 million and $8.9 million in 2011, 2010 and 2009, respectively. The defined contribution plan has a number of different schemes within it to accommodate the different employee and employer contribution structures that are available to members.
During 2010 we established for certain U.S. employees a nonqualified defined contribution plan. MCBC has voluntarily funded these liabilities through a Rabbi Trust. These are company assets which are invested in publicly traded mutual funds whose performance is expected to closely match changes in the plan liabilities. As of December 31, 2011, and December 25, 2010, the plan liabilities were equal to the plan assets noted in the table below and were included in Other assets and Other liabilities on our consolidated balance sheets, respectively.
Fair Value Hierarchy
The following presents our fair value hierarchy for our corporate invested plan assets used in the aforementioned "Rabbi Trust" arrangements.

		Fair value measurements as of December 31, 2011
	Total at December 31, 2011	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Corporate
Equities
Mutual funds	$2.4	$2.4	$—	$—
Total—Corporate	$2.4	$2.4	$—	$—

		Fair value measurements as of December 25, 2010
	Total at December 25, 2010	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Corporate
Equities
Mutual funds	$1.9	$1.9	$—	$—
Total—Corporate	$1.9	$1.9	$—	$—